Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Feb. 13, 2024
Preferred stock, par value		$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Dividends payable				$ 2		$ 4	$ 4	$ 6	$ 8
Related party payables		$ 50						52	298
Valent Assignment Agreement [Member]
Percentage of net sales										5.00%
Related Party
Related party payables		$ 50	$ 148			$ 148		$ 52	$ 298
Preferred Stock Series A [Member]
Preferred Stock, shares issued		279,000	279,000			279,000		279,000	279,000
Preferred stock, rate of dividend	3.00%
Valent Technologies LLC [Member]
Loan payable outstanding amount	$ 279
Aggregate accrued interest	$ 29
Dividends payable		$ 2	$ 2	$ 2	$ 2	$ 4	$ 4	$ 8	$ 8
Valent Technologies LLC [Member] | Preferred Stock Series A [Member]
Preferred Stock, shares issued	279
Preferred stock, par value	$ 1